Stockholders' Equity	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Equity [Abstract]
Stockholders' Equity

11.Stockholders’ Equity

Private Placements

During the three months ended October 31, 2014, we issued a total of 9,958,032 shares of common stock and warrants to purchase 4,004,259 shares of common stock for gross proceeds of approximately $7.49 million. The warrants have a five-year term, are exercisable immediately, and have an exercise price of $0.75 per share.  A fair value of $3,746,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 133.74%, an interest rate of 1.50% and a dividend yield of zero. We determined that the warrants issued in connection with the private placements were equity instruments and did not represent derivative instruments.

Additionally, in connection with the price adjustment terms in subscription agreements we previously entered into with investors in prior private placements, we issued an aggregate of 127,993 shares of common stock and warrants to purchase up to an aggregate of 648,053 shares of common stock. The warrants have a five-year term, are exercisable immediately, and have exercise prices ranging from $0.01 to $0.75 per share.  A fair value of $651,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 133.74%, an interest rate of 1.50% and a dividend yield of zero. We determined that the warrants issued in connection with prior private placements were equity instruments and did not represent derivative instruments.

We recorded as one-time expense of $131,000 associated with the issuance of the additional 127,993 shares of common stock discussed above.  The expense is reflected in the other share-based expense section of the consolidated statement of operations.

In August 2013, we completed a private placement pursuant to which we sold 5,500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.20, resulting in approximately $1,100,000 in aggregate gross proceeds to the Company. After deducting fees of $43,000, the net proceeds to us were $1,057,000.

On October 14 and October 16, 2013, we completed private placements pursuant to which we sold 2,441,270 shares of our common stock. The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $1,831,000 in aggregate gross proceeds to the Company. After deducting fees of $49,000, the net proceeds to us were $1,782,000. In addition, between October 17, 2013 and October 31, 2013, we sold 442,667 shares of our common stock in private placements. The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $332,000 in aggregate gross proceeds to the Company. After deducting fees of $8,000, the net proceeds to us were $324,000.

During the three months ended October 31, 2014 and 2013, the shares of common stock issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

Corporate Governance Restructuring Activity

The following transactions occurred on August 13, 2013:

•We entered into a two-year service agreement with Pillar Marketing Group, Inc. for general advisory services with respect to corporate finance and capital raising activities, merger and acquisition transactions, and other related endeavors. In accordance with the agreement with Pillar we issued 250,000 shares of common stock, with a value of $175,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the three months ended October 31, 2014, we recognized $22,000 of expense related to these services. We also issued 300,000 shares of registered common stock to the principal of Pillar for certain corporate reorganization services, valued at $210,000. Pillar also received a onetime payment of $150,000 for certain corporate reorganization activities previously provided. The fair value of the stock issued and the onetime payment was expensed to restructuring costs.

•We issued 300,000 shares of common stock to Bibicoff & McInnis for investor relations services related to restructuring activities, valued at $210,000. On issuance, the $210,000 was expensed to restructuring costs.

•  We issued 250,000 shares of common stock, with a value of $175,000, for corporate finance and restructuring activities to Wulff Services, Inc. Wulff Services, Inc. is primarily owned by our current Chief Financial Officer / Chief Operation Officer, Peter C. Wulff. In addition, Wulff Services, Inc. received a onetime payment of $75,000 related to the corporate finance and restructuring efforts. The fair value of the stock issued and the onetime payment was expensed to restructuring costs.

•We issued 300,000 shares of common stock, with a value of $210,000, to Donna Singer, per Ms. Singer’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act. Ms. Singer was the Company’s Executive Vice President and served as a member of the Board. Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Ms. Singer. On issuance, the $210,000 was expensed to restructuring costs (See Note 6).

•  We issued 850,000 shares of common stock, with a value of $595,000, to Michael L. Krall, per Mr. Krall’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act. Mr. Krall was the Company’s Chief Executive Officer and served as a member of the Board. Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Mr. Krall. On issuance, the $595,000 was expensed restructuring costs (See Note 6).

Other Activity

During the three months ended October 31, 2013, we issued 212,500 shares of common stock, to Gary D. Cohee and/or his affiliates for investor relations and financial advisor services, valued at $149,000, pursuant to the terms of the director service agreement with Mr. Cohee. The fair value of $149,000 was offset to additional paid-in capital. Mr. Cohee is a member of our Board.

Warrants

During the three months ended October 31, 2013, we received $163,000 from the exercise of a warrant to purchase 250,000 shares of our common stock. No warrants were exercised during the three months ended October 31, 2014.

In addition, during the three months ended October 31, 2013, there were net exercises on an aggregate of 90,699 warrants, which resulted in the issuance of 73,290 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreements, we did not receive any cash proceeds.

8. Stockholders’ Equity

Preferred Stock

As of July 31, 2014, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2014 and 2013, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2014, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

Private Placements

In August 2013, we completed a private placement pursuant to which we sold 5,500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.20, resulting in approximately $1,100,000 in aggregate gross proceeds to the Company. After deducting fees of $43,000, the net proceeds to us were $1,057,000.

On October 14 and October 16, 2013, we completed private placements pursuant to which we sold 2,441,270 shares of our common stock. The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $1,831,000 in aggregate gross proceeds to the Company. After deducting fees of $49,000, the net proceeds to us were $1,782,000. In addition, between October 17, 2013 and October 31, 2013, we sold 442,667 shares of our common stock in private placements. The shares were sold at a per share purchase price of $0.75 per share, resulting in approximately $332,000 in aggregate gross proceeds to the Company. After deducting fees of $8,000, the net proceeds to us were $324,000. During December 2013, we amended the subscription agreements for investor who participated in the $0.75 private placements. As a result, the per share purchase price of $0.75 was reduced to $0.70 per share, resulting in the issuance of an additional 218,938 shares of common stock. We recorded $285,000 of expense associated with the price adjustment in the other share-based expenses section of the consolidated statement of operations. After the purchase price adjustment to $0.70 per share, the total shares issued under the October private placements was 3,102,875, for aggregate net proceeds of $2,106,000.

During the three months ended January 31, 2014, we completed private placements pursuant to which we sold 1,611,817 shares of our common stock, resulting in approximately $1,514,000 in aggregate gross proceeds to the Company. After deducting fees of $13,000, the net proceeds to us were $1,501,000.

During the three months ended April 30, 2014, we completed private placements pursuant to which we sold 1,575,000 shares of our common stock, resulting in approximately $1,545,000 in aggregate gross proceeds to the Company. After deducting fees of $47,000, the net proceeds to us were $1,498,000.

During the three months ended July 31, 2014, we completed private placements pursuant to which we sold 511,440 shares of our common stock, resulting in net proceeds of $455,000.

During the year ended July 31, 2014, the shares of common stock issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

On September 17, 2012, we closed an underwritten public offering of an aggregate of 4,341,615 shares of our common stock, including shares issued pursuant to the exercise of the underwriter’s overallotment option, at a price to the public of $1.10 per share. The gross proceeds from the offering were approximately $4,776,000 and, after deducting $549,000 for transaction costs, including discounts, commissions, and other offering expenses, such as legal and accounting fees, the net proceeds to us from the offering were approximately $4,227,000. We used $1,333,000 of the net proceeds from the offering to pay the full amount of the indebtedness we incurred in connection with the Bridge Loan, described in further detail under Note 5 above.

On April 17 and April 24, 2013, we completed the initial and second closings of a private placement pursuant to which we sold an aggregate of 1,000,000 shares of our common stock and warrants to purchase an aggregate of 500,000 shares of our common stock. The shares were sold at a per share purchase price of $0.40, resulting in approximately $400,000 in aggregate proceeds to us. After deducting fees of $16,000, the net proceeds to us were $384,000.  The warrants have a term of three years from the initial exercise date, become exercisable six months after the date of issuance, and have an exercise price of $0.65 per share. We determined that the warrants issued in connection with this private placement were equity instruments and did not represent derivative instruments. For the warrants issued in connection with the initial closing on April 17th, a fair value of $119,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 140.63%, an interest rate of 0.44% and a dividend yield of zero. For the warrants issued in connection with the second closing on April 24th, a fair value of $100,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 140.75%, an interest rate of 0.43% and a dividend yield of zero. As part of this financing, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock sold in this financing, as well as those shares issuable upon exercise of the warrant. In the event that we have not filed to register for resale the shares and warrant shares issued as part of the April 24, 2013 private placement, within 45 days of the closing date, the Company will issue 100 warrant shares for each day that such filing is not completed, not to exceed 18,000 warrant shares. As of April 30, 2014, the shares and warrant shares, issued in connection with the April 24, 2013 private placement, had not been registered for resale. As a result, the private placement participant received the entire 18,000 warrant shares as of April 30, 2014. The expense associated with the warrants was $23,000 and is included in the other share-based expenses section of the consolidated statement of operations.

On June 26 and July 10, 2013, we completed the initial and second closings of a private placement pursuant to which we sold an aggregate of 183,333 shares of our common stock and warrants to purchase an aggregate of 91,667 shares of our common stock. The shares were sold at a per share purchase price of $0.30, resulting in approximately $55,000 in aggregate proceeds to us. The warrants have a three-year term, are immediately exercisable, and have an exercise price of $0.50 per share.

We determined that the warrants issued in connection with this private placement were equity instruments and did not represent derivative instruments. For the warrants issued in connection with the initial closing on June 26th, a fair value of $13,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 146.80%, an interest rate of 0.69% and a dividend yield of zero. For the warrants issued in connection with the second closing on July 10th, a fair value of $13,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 146.89%, an interest rate of 0.73% and a dividend yield of zero. As part of this financing, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock sold in this financing, as well as those shares issuable upon exercise of the warrant.  There are no penalties associated with the registration of shares and warrant shares.

During the year ended July 31, 2013, the shares of common stock issued under the private placements were offered and sold without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws, based on the lack of any general solicitation or advertising in connection with the sale of the securities; the representation of each investor to the Company that it is an accredited investor (as that term is defined in Rule 501 of Regulation D) and that it was purchasing the securities for its own account and without a view to distribute them. The securities may not be offered or sold in the United States without an effective registration statement or pursuant to an exemption from applicable registration requirements.

Corporate Governance Restructuring Activity

The following transactions occurred on August 13, 2013:

•

We entered into a two-year service agreement with Pillar Marketing Group, Inc. for general advisory services with respect to corporate finance and capital raising activities, merger and acquisition transactions, and other related endeavors. In accordance with the agreement with Pillar we issued 250,000 shares of common stock, with a value of $175,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the fiscal year ended July 31, 2014, we recognized $85,000 of expense related to these services. We also issued 300,000 shares of registered common stock to the principal of Pillar for certain corporate reorganization services, valued at $210,000. Pillar also received a onetime payment of $150,000 for certain corporate reorganization activities previously provided. The fair value of the stock issued and the onetime payment was expensed to restructuring costs.

•

We issued 300,000 shares of common stock to Bibicoff & McInnis for investor relations services related to restructuring activities, valued at $210,000. On issuance, the $210,000 was expensed to restructuring costs.

•

We issued 250,000 shares of common stock, with a value of $175,000, for corporate finance and restructuring activities to Wulff Services, Inc. Wulff Services, Inc. is primarily owned by our current Chief Financial Officer / Chief Operation Officer, Peter C. Wulff. In addition, Wulff Services, Inc. received a onetime payment of $75,000 related to the corporate finance and restructuring efforts. The fair value of the stock issued and the onetime payment was expensed to restructuring costs.

•

We issued 300,000 shares of common stock, with a value of $210,000, to Donna Singer, per Ms. Singer’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act. Ms. Singer was the Company’s Executive Vice President and served as a member of the Board. Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Ms. Singer. On issuance, the $210,000 was expensed to restructuring costs.

•

We issued 850,000 shares of common stock, with a value of $595,000, to Michael L. Krall, per Mr. Krall’s separation agreement, pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act. Mr. Krall was the Company’s Chief Executive Officer and served as a member of the Board. Additionally, as part of this issuance, we granted certain registration rights with respect to the shares issued to Mr. Krall. On issuance, the $595,000 was expensed restructuring costs.

Other Activity

During the fiscal year ended July 31, 2014, we paid approximately $160,000, and issued 415,643 shares of common stock, to Gary D. Cohee and/or his affiliates for investor relations and financial advisor services, valued at $376,000, pursuant to the terms of the director service agreement with Mr. Cohee. The amounts paid and the fair value of the stock issued were offset to additional paid-in capital. Mr. Cohee is a member of our Board.

In addition, during the fiscal year ended July 31, 2014, we issued 15,000 shares of common stock to a former employee, valued at $20,000, and issued 20,000 shares of common stock, valued at $25,000, based on a Settlement Agreement with a former director, for services previously provided.

On March 1, 2013, we entered into a one-year service agreement for investor relations services. We issued 250,000 shares of our common stock, with a value of $160,000, for these services. The value was capitalized to prepaid expenses and was being amortized over the term of the agreement, however, the agreement has since been terminated and, as such, the entire amount was recognized as expense during the year ended July 31, 2013. As part of this agreement, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock issued in accordance with this agreement.

On May 23, 2013 we issued common stock as a settlement for past investor relations services and in exchange for services through July 31, 2013. We issued 150,000 shares of common stock, with a value of $71,000, for these services. The entire value was expensed during the year ended July 31, 2013.  As part of this agreement, the Company granted certain registration rights, under which the Company agreed to file a registration statement covering the resale of the shares of common stock issued in accordance with this agreement.

Warrants

During the fiscal year ended July 31, 2014, we issued 100,000 warrants in exchange for investor relations services, valued at $121,000 (based on the Black-Scholes Option Pricing Model, assuming no dividend yield, volatility of 154.07% and a risk free interest rate of 0.79%). The warrants vest immediately and were expensed on issuance. The warrants were classified as equity instruments because they do not contain any anti-dilution provisions.

During the fiscal year ended July 31, 2014, we received $337,000 from the exercise of warrants to purchase 518,000 shares of our common stock. There were no warrants exercised during the fiscal year ended July 31, 2013.

In addition, during the fiscal year ended July 31, 2014, there were net exercises on an aggregate of 122,711 warrants, which resulted in the issuance of 100,662 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreements, we did not receive any cash proceeds.

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2012	427,312
Issued	1,080,187
Exercised	-
Expired	(73,378)
Outstanding at July 31, 2013	1,434,121
Issued	118,000
Exercised	(640,711)
Expired	(62,398)
Outstanding at July 31, 2014	849,012

The following table summarizes information related to warrants outstanding at July 31, 2014:

Expiration	Exercise
Date	Price	Shares
03/03/15	$16.80	52,836
01/13/16	$3.52	81,280
06/26/16	$0.50	41,667
07/10/16	$0.50	50,000
12/14/16	$3.61	25,000
12/24/16	$0.20	9,709
02/24/17	$1.00	100,000
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
		849,012

Restricted Stock Units

During the fiscal year ended July 31, 2014, we issued 1,205,000 shares of common stock to employees for restricted stock units that vested, based on performance and service conditions (See Note 9)

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2012	-
Granted	-
Vested	-
Forfeited	-
Outstanding at July 31, 2013	-
Granted	6,230,000
Vested	(1,205,000)
Forfeited	(200,000)
Outstanding at July 31, 2014	4,825,000

Stock Options

In 2007, we adopted the PURE Bioscience 2007 Equity Incentive Plan, or the Plan, which provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee or the Board of Directors. The Plan is the only active plan pursuant to which options to acquire common stock or restricted stock awards can be granted and are currently outstanding. As of July 31, 2014, there were approximately 108,471 shares of our common stock available for issuance under the Plan.

A summary of our stock option activity and related data is as follows:

		Weighted-	Aggregate
		Average	Intrinsic
	Shares	Exercise Price	Value
Outstanding at July 31, 2012	348,463	$19.26	$-
Granted	273,000	$0.83
Exercised	-	$-
Cancelled	(177,708)	$15.28
Outstanding at July 31, 2013	443,755	$9.52	$-
Granted	300,000	$1.40
Exercised	-	$-
Cancelled	(281,412)	$10.01
Outstanding at July 31, 2014	462,343	$3.95	$22,000

The weighted-average remaining contractual term of options outstanding at July 31, 2014 was approximately 4.08 years.

At July 31, 2014,  254,010 options were exercisable. These options had a weighted-average exercise price of $6.05, an aggregate intrinsic value of $22,000, and a weighted average remaining contractual term of approximately 5.5 years.

The weighted-average grant date fair value of equity options granted during the years ended July 31, 2014 and 2013 was $0.76 and $0.69, respectively.